Debt - Schedule of Future Maturities of Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long Term Debt By Maturity [Abstract]
Unamortized debt issuance cost	$ 10.9	$ 11.3	$ 0.0
Discount on senior notes		$ 1.7